Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime Income Fund, a series of MFS Series Trust XII (File No. 333-126328) filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 13, 2017 (SEC Accession No. 0000912938-17-000626).